                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type
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1. Name and address of issuer:

          JOHN HANCOCK VARIABLE LIFE ACCOUNT U
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2. Name of each series or class of funds for which this notice is filed: Select Stock, Bond, International, Money Market, Special Opportunities, Real Estate Equity, Stock, Managed, Short-Term U.S. Government Sub Accounts.
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3. Investment Company Act File Number:    811-5140

   Securities Act File Number:      33-15672;  33-82646
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4. Last day of fiscal year for which this notice is filed:

          DECEMBER 31, 1995
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                             [__]
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6. Data of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          NONE
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          NONE
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9. Number and aggregate sale price of securities sold during the fiscal year:
   $133,863,964
   The securities sold constitute units of interests in the Separate Account. For purpose of this notice, the aggregate sale price is computed by multiplying the number of units sold by the unit value at the time sale.
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


         $ 133,863,964
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):


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12. Calculation of registration fee:
        (i) Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                   $          133,863,964
                                                        ------------------------

        (ii) Aggregate price of shares issued in
             connection with dividend reinvestment
             plans (from Item 11. If applicable):                              0
                                                        ------------------------

        (iii) Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):                           $           29,378,844
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        (iv) Aggregate price of shares redeemed or
             repurchased and previously applied as
             a reduction to filing fees pursuant to
             rule 24c-2 (if applicable):                                       0
                                                        ------------------------

        (v) Net Aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2[line (i), plus
            line (ii), less line (iii), plus line
            (iv)] (If applicable):                       $          104,485,120
                                                        ------------------------

        (vi) Multiplier prescribed by Section 6(b)
             of the Securities Act of instruction C.6):          1/2900
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        (vii) Fee due [line (i) or line (v) multiplied
              by line (vi)]:                             $            36,029.35
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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                        [ X ]
    Date of mailing or wire transfer fees to the Commission's lockbox depository:

        February 21, 1996

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                                  SIGNATURES
This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.
                                        /S/ RAYMOND F. SKIBA
                                        --------------------

By (Signature and Title):                Raymond F. Skiba
                                        ----------------------------------------
                                         Director

Date    February 21, 1996
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